FAIR VALUE (Tables)	3 Months Ended
Dec. 31, 2025
FAIR VALUE
Summary of certain financial instruments or assets on a recurring fair value basis

Recurring fair value measurements - December 31, 2025	Level 1	Level 2	Level 3
Financial assets and liabilities at fair value through FVTPL
Equity investment	$—	$—	$488,781
Financial liabilities at fair value through FVTPL
Convertible debentures	—	—	13,020,932
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	92,193,457	—
	$—	$92,193,457	$13,509,713

Recurring fair value measurements - September 30, 2025	Level 1	Level 2	Level 3
Financial assets and liabilities at fair value through FVTPL
Equity investment	$—	$—	$685,662
Financial liabilities at fair value through FVTPL
Convertible debentures	—	—	14,477,841
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	126,529,342	—
	$—	$126,529,342	$15,163,503

Summary of significant unobservable inputs used in the level 3 fair value measurements

			Unobservable
Description	Fair Value		Inputs	Range of Inputs
	December 31,	September 30,	December 31,	December 31,
	2025	2025	2025	2025
Investments	$488,781	$685,662	(a) and (b)	N/A
Convertible debentures	$13,020,932	$14,477,841	(c)	N/A